Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities (Detail) - 12 months ended Dec. 31, 2021
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 143,314,539
Ending balance	186,580,294	$ 6,726,038
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	0
Recognized in profit (loss)	360,494
Issuance	2,020,105
Ending balance	$ 2,380,599